Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 22, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Registrant Name	CROWN HOLDINGS INC
Entity Central Index Key	0001219601
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		134,309,260
Entity Public Float			$ 8,073,323,168